Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Details 9)	12 Months Ended
Dec. 31, 2025 USD ($)
Term Extension	$ 33,835
Commercial Real Estates [Member]
Term Extension	$ 17,548